Retirement Benefits - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended																		12 Months Ended									12 Months Ended
	Mar. 31, 2013 Pension USD ($)	Mar. 31, 2013 Pension INR	Mar. 31, 2012 Pension INR	Mar. 31, 2011 Pension INR	Mar. 31, 2013 Provident Fund Plan in India (Domestic) USD ($)	Mar. 31, 2013 Provident Fund Plan in India (Domestic) INR	Mar. 31, 2012 Provident Fund Plan in India (Domestic) INR	Mar. 31, 2011 Provident Fund Plan in India (Domestic) INR	Mar. 31, 2013 Group Stakeholder Pension Plan for UK employees (Foreign) USD ($)	Mar. 31, 2013 Group Stakeholder Pension Plan for UK employees (Foreign) INR	Mar. 31, 2012 Group Stakeholder Pension Plan for UK employees (Foreign) INR	Mar. 31, 2011 Group Stakeholder Pension Plan for UK employees (Foreign) INR	Mar. 31, 2013 Defined Contribution Plan in Neotel Pty limited USD ($)	Mar. 31, 2013 Defined Contribution Plan in Neotel Pty limited INR	Mar. 31, 2012 Defined Contribution Plan in Neotel Pty limited INR	Mar. 31, 2013 Gratuity Plan INR	Mar. 31, 2013 Gratuity Plan USD ($)	Mar. 31, 2012 Gratuity Plan INR	Mar. 31, 2013 Medical Benefits USD ($)	Mar. 31, 2013 Medical Benefits INR	Mar. 31, 2012 Medical Benefits INR	Mar. 31, 2013 Foreign Other Post-retirement Plan	Mar. 31, 2012 Foreign Other Post-retirement Plan	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit USD ($)	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Other Postretirement Benefit Plans, Defined Benefit INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Contributory Equities	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Contributory Fixed Income	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Non-Contributory INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Non-Contributory Equities	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Non-Contributory Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan Asset allocation disclosure																The Company provides for gratuity, a defined benefit plan covering all eligible employees. The plan provides for lump sum payment to vested employees at retirement, death while in employment or on termination of employment in an amount equivalent to 15 days salary payable for each completed year of service or part thereof in excess of six months. Vesting occurs upon completion of five years of service. The Company makes contributions								Allowed ranges are 2% for asset classes with weights of up to 20% and 4% for asset classes with weights over 20%. If the asset allocation moves outside of the allowable range, the portfolio manager will be responsible for initiating action to rebalance the portfolio back within the allowable range within 60 days.	Allowed ranges are 2% for asset classes with weights of up to 20% and 4% for asset classes with weights over 20%. If the asset allocation moves outside of the allowable range, the portfolio manager will be responsible for initiating action to rebalance the portfolio back within the allowable range within 60 days.
Accumulated Benefit Obligation																471	$ 9	451	$ 10	523	479			$ 195	10,616	9,808
Contribution by company to Defined Benefit plan																75														150
Health Care Trend Rate for Accumulated Postretirement Obligation Determination																			2.00%	2.00%	2.00%	4.43%
Cost Of Participation recognized as an Asset Fair Value	5	296	237													23
Defined contribution plan cost recognized	1	81	155		5	251	222	200	4	216	170	153	7	377	282
Cost of purchase of Additional Annuity Contracts	1	81	155	79
Provident Fund Contribution					12.00%	12.00%
Accumulated post-retirement benefit obligation																						8.38%	8.94%
Ultimate weighted-average health care trend to be attained																						2030
Defined benefit plan Asset allocation																												10.00%	90.00%		20.00%	80.00%
Expected Contribution by employer in the next fiscal 2014																											8